Selected Statements of Operations Data - Schedule of Financial Expense (Income), Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Expense (Income), Net [Abstract]
Interest expenses (income), net		$ (5,466)	$ (2,945)	$ 1,427
Exchange rate loss (gain), net		1,093	1,364	(360)
PPP loan forgiveness	[1]			(1,465)
Derivatives loss, net			2,991	1,193
Bank charges and other		395	340	146
Financial expense (income), net		$ (3,978)	$ 1,750	$ 941

[1]	The Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted on March 27, 2020 in the United States. On April 22, 2020, Delphi Technology Inc. (“Delphi”), an American entity acquired on July 27, 2020, applied for such aid in the form of U.S. Small Business Administration’s Paycheck Protection Program (“PPP Loan”) in the amount of $1,546. In October 2022, the U.S. Small Business Administration approved a loan forgiveness in the amount of $1,465 which recorded as a financial income.